PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in the consolidated balance sheets:
Deferred charges and other assets	$ 291	$ 338
Accrued and other current liabilities	(42)	(53)
Pension and other post-employment benefits - noncurrent	(523)	(565)
Net amount recognized	(274)	(280)
Pretax amounts recognized in accumulated other comprehensive loss (income):
Net loss (gain)	167	95
Prior service credit	(4)	(8)
Pretax balance in accumulated other comprehensive loss at end of year	$ 163	$ 87